Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 01, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015
Property and Equipment [Abstract]
Depreciation expense	$ 6,072	$ 984	$ 18,043	$ 2,787	$ 6,336	$ 3,048